Distribution Date:	11/18/21	WFRBS Commercial Mortgage Trust 2012-C6
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2012-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Administrator	Pentalpha Surveillance LLC
Principal Prepayment Detail	17		Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	23		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	24		1761 East St. Andrew Place, | Santa Ana, CA 92705
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92936QAA6	1.081000%	57,427,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92936QAC2	2.191000%	136,818,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92936QAE8	3.143000%	67,832,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92936QAG3	3.440000%	385,428,000.00	31,272,442.15	31,272,442.15	89,647.67	0.00	0.00	31,362,089.82	0.00	0.00%	30.00%
A-S	92936QBC1	3.835000%	100,595,000.00	100,595,000.00	55,449,402.07	321,484.85	0.00	0.00	55,770,886.92	45,145,597.93	79.67%	19.13%
B	92936QAJ7	4.697000%	42,781,000.00	42,781,000.00	0.00	167,451.96	0.00	0.00	167,451.96	42,781,000.00	60.40%	14.50%
C	92936QAQ1	5.981683%	31,219,000.00	31,219,000.00	0.00	155,618.47	0.00	0.00	155,618.47	31,219,000.00	46.34%	11.13%
D	92936QAS7	5.981683%	47,407,000.00	47,407,000.00	0.00	236,311.37	0.00	0.00	236,311.37	47,407,000.00	24.99%	6.00%
E	92936QAU2	5.000000%	13,875,000.00	13,875,000.00	0.00	57,812.50	0.00	0.00	57,812.50	13,875,000.00	18.75%	4.50%
F	92936QAW8	5.000000%	13,875,000.00	13,875,000.00	0.00	57,812.50	0.00	0.00	57,812.50	13,875,000.00	12.50%	3.00%
G	92936QAY4	5.000000%	27,750,832.00	27,750,832.00	0.00	99,237.22	0.00	0.00	99,237.22	27,750,832.00	0.00%	0.00%
R	92936QBA5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			925,007,832.00	308,775,274.15	86,721,844.22	1,185,376.54	0.00	0.00	87,907,220.76	222,053,429.93

Notional Certificates
X-A	92936QAL2	2.240358%	748,100,000.00	131,867,442.15	0.00	246,191.85	0.00	0.00	246,191.85	45,145,597.93
X-B	92936QAN8	0.618651%	176,907,832.00	176,907,832.00	0.00	91,203.54	0.00	0.00	91,203.54	176,907,832.00
Notional SubTotal			925,007,832.00	308,775,274.15	0.00	337,395.39	0.00	0.00	337,395.39	222,053,429.93

Deal Distribution Total					86,721,844.22	1,522,771.93	0.00	0.00	88,244,616.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92936QAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92936QAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92936QAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92936QAG3	81.13692350	81.13692350	0.23259252	0.00000000	0.00000000	0.00000000	0.00000000	81.36951602	0.00000000
A-S	92936QBC1	1,000.00000000	551.21429564	3.19583329	0.00000000	0.00000000	0.00000000	0.00000000	554.41012893	448.78570436
B	92936QAJ7	1,000.00000000	0.00000000	3.91416657	0.00000000	0.00000000	0.00000000	0.00000000	3.91416657	1,000.00000000
C	92936QAQ1	1,000.00000000	0.00000000	4.98473590	0.00000000	0.00000000	0.00000000	0.00000000	4.98473590	1,000.00000000
D	92936QAS7	1,000.00000000	0.00000000	4.98473580	0.00000000	0.00000000	0.00000000	0.00000000	4.98473580	1,000.00000000
E	92936QAU2	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
F	92936QAW8	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
G	92936QAY4	1,000.00000000	0.00000000	3.57600882	0.59065797	9.64986852	0.00000000	0.00000000	3.57600882	1,000.00000000
R	92936QBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92936QAL2	176.26980638	0.00000000	0.32908949	0.00000000	0.00000000	0.00000000	0.00000000	0.32908949	60.34700966
X-B	92936QAN8	1,000.00000000	0.00000000	0.51554269	0.00000000	0.00000000	0.00000000	0.00000000	0.51554269	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	89,647.67	0.00	89,647.67	0.00	0.00	0.00	89,647.67	0.00
X-A	10/01/21 - 10/30/21	30	0.00	246,191.85	0.00	246,191.85	0.00	0.00	0.00	246,191.85	0.00
X-B	10/01/21 - 10/30/21	30	0.00	91,203.54	0.00	91,203.54	0.00	0.00	0.00	91,203.54	0.00
A-S	10/01/21 - 10/30/21	30	0.00	321,484.85	0.00	321,484.85	0.00	0.00	0.00	321,484.85	0.00
B	10/01/21 - 10/30/21	30	0.00	167,451.96	0.00	167,451.96	0.00	0.00	0.00	167,451.96	0.00
C	10/01/21 - 10/30/21	30	0.00	155,618.47	0.00	155,618.47	0.00	0.00	0.00	155,618.47	0.00
D	10/01/21 - 10/30/21	30	0.00	236,311.37	0.00	236,311.37	0.00	0.00	0.00	236,311.37	0.00
E	10/01/21 - 10/30/21	30	0.00	57,812.50	0.00	57,812.50	0.00	0.00	0.00	57,812.50	0.00
F	10/01/21 - 10/30/21	30	0.00	57,812.50	0.00	57,812.50	0.00	0.00	0.00	57,812.50	0.00
G	10/01/21 - 10/30/21	30	251,400.63	115,628.47	0.00	115,628.47	16,391.25	0.00	0.00	99,237.22	267,791.88
Totals			251,400.63	1,539,163.18	0.00	1,539,163.18	16,391.25	0.00	0.00	1,522,771.93	267,791.88

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	88,244,616.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,550,374.11	Master Servicing Fee	9,349.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,217.78
Interest Adjustments	0.00	Trustee Fee	85.08
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	558.37
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,550,374.11	Total Fees	11,210.88

Principal		Expenses/Reimbursements
Scheduled Principal	5,473,065.14	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	6,345.51
Principal Prepayments	81,248,779.08	Special Servicing Fees (Monthly)	10,045.74
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	86,721,844.22	Total Expenses/Reimbursements	16,391.25

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,522,771.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	86,721,844.22
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	88,244,616.15
Total Funds Collected	88,272,218.33	Total Funds Distributed	88,272,218.28

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	308,775,274.79	308,775,274.79	Beginning Certificate Balance	308,775,274.15
(-) Scheduled Principal Collections	5,473,065.14	5,473,065.14	(-) Principal Distributions	86,721,844.22
(-) Unscheduled Principal Collections	81,248,779.08	81,248,779.08	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	222,053,430.57	222,053,430.57	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	309,648,826.15	309,648,826.15	Ending Certificate Balance	222,053,429.93
Ending Actual Collateral Balance	222,676,869.72	222,676,869.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.64)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.64)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	46,065,547.62	20.75%	3	5.9492	NAP	Defeased	13	46,065,547.62	20.75%	3	5.9492	NAP
2,000,000 or less	4	5,819,694.32	2.62%	4	5.8974	2.842430	1.30 or less	10	84,299,733.33	37.96%	4	5.7722	0.525458
2,000,001 to 3,000,000	3	7,956,855.70	3.58%	3	5.7897	2.229467	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	8,588,335.18	3.87%	4	5.8500	1.496100
4,000,001 to 5,000,000	3	14,435,854.14	6.50%	0	5.8294	1.611496	1.51 to 1.60	1	8,001,591.37	3.60%	1	6.0200	1.591600
5,000,001 to 6,000,000	5	28,746,158.76	12.95%	4	5.5808	0.975905	1.61 to 1.70	1	5,760,362.69	2.59%	5	5.1260	1.647100
6,000,001 to 7,000,000	3	20,141,397.44	9.07%	4	5.8223	1.035795	1.71 to 1.80	5	31,599,688.64	14.23%	3	5.7526	1.761093
7,000,001 to 8,000,000	2	15,451,075.42	6.96%	3	5.7644	0.912454	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	3	25,488,221.87	11.48%	2	5.9208	1.624531	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	2	24,571,499.54	11.07%	4	5.7337	0.631505	2.26 to 3.00	8	36,056,199.86	16.24%	3	5.8532	2.354699
15,000,001 to 20,000,000	2	33,377,125.76	15.03%	5	5.8138	1.445206	3.01 or greater	1	1,681,971.88	0.76%	5	5.8200	3.448200
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	40	222,053,430.57	100.00%	3	5.8148	1.327578
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	40	222,053,430.57	100.00%	3	5.8148	1.327578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	15	46,065,547.62	20.75%	3	5.9492	NAP
							Defeased	15	46,065,547.62	20.75%	3	5.9492	NAP
Alaska	1	3,879,096.15	1.75%	4	5.5800	1.013800
							Lodging	6	34,864,057.69	15.70%	4	5.9004	0.371360
California	5	29,473,817.37	13.27%	1	5.7829	1.124244
							Mixed Use	1	7,741,132.10	3.49%	4	5.4500	1.755100
Colorado	3	815,455.36	0.37%	5	6.0000	1.118100
							Mobile Home Park	2	2,760,605.67	1.24%	4	5.9432	2.716651
Florida	3	18,496,780.00	8.33%	3	5.5641	1.410242
							Office	4	31,965,467.23	14.40%	2	5.7134	0.846317
Georgia	2	14,171,006.48	6.38%	4	5.8027	1.608652
							Retail	36	79,462,517.68	35.79%	4	5.7365	1.543789
Illinois	1	17,298,205.63	7.79%	5	5.6500	2.265600
							Self Storage	5	19,194,102.58	8.64%	1	5.9587	2.186088
Indiana	2	2,849,033.85	1.28%	4	5.6416	1.647880
							Totals	69	222,053,430.57	100.00%	3	5.8148	1.327578
Kansas	2	606,081.69	0.27%	5	6.0000	1.118100

Maryland	1	8,001,591.37	3.60%	1	6.0200	1.591600

Michigan	2	4,074,043.17	1.83%	4	6.1305	2.711889

Missouri	3	723,012.60	0.33%	5	6.0000	1.118100

Montana	1	297,531.01	0.13%	5	6.0000	1.118100

New Mexico	2	6,940,120.31	3.13%	4	5.9800	0.132200

Ohio	3	28,712,447.02	12.93%	4	5.7665	0.390603

Oklahoma	1	1,053,602.61	0.47%	5	6.0000	1.118100

Pennsylvania	1	2,909,839.50	1.31%	4	5.3850	1.749300

Texas	18	34,725,058.98	15.64%	3	5.8596	1.436844

Utah	1	268,757.44	0.12%	5	6.0000	1.118100

Wyoming	2	692,402.41	0.31%	5	6.0000	1.118100

Totals	69	222,053,430.57	100.00%	3	5.8148	1.327578

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	46,065,547.62	20.75%	3	5.9492	NAP	Defeased	13	46,065,547.62	20.75%	3	5.9492	NAP
	4.750% or less	0	0.00	0.00%	0	0.0000	0.000000	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	4 months or greater	27	175,987,882.95	79.25%	3	5.7796	1.282585
	5.001% to 5.250%	1	5,760,362.69	2.59%	5	5.1260	1.647100	Totals	40	222,053,430.57	100.00%	3	5.8148	1.327578
	5.251% or 5.500%	6	40,736,178.45	18.35%	3	5.4105	0.778127
	5.501% to 5.750%	4	29,609,006.93	13.33%	5	5.6551	1.950944
	5.751% to 6.000%	8	58,066,288.46	26.15%	4	5.9453	1.156141
	6.001% to 6.250%	8	41,816,046.42	18.83%	2	6.0874	1.426135
	6.251% to 6.500%	0	0.00	0.00%	0	0.0000	0.000000
	6.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	222,053,430.57	100.00%	3	5.8148	1.327578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	46,065,547.62	20.75%	3	5.9492	NAP	Defeased	13	46,065,547.62	20.75%	3	5.9492	NAP
	84 months or less	27	175,987,882.95	79.25%	3	5.7796	1.282585	240 months or less	15	90,810,492.43	40.90%	3	5.9088	1.014138
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	12	85,177,390.52	38.36%	4	5.6420	1.568786
	Totals	40	222,053,430.57	100.00%	3	5.8148	1.327578	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	222,053,430.57	100.00%	3	5.8148	1.327578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	46,065,547.62	20.75%	3	5.9492	NAP	240 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	12 Months or less	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 Months to 23 Months	9	49,168,085.42	22.14%	4	5.8135	1.604863	Totals	0	0.00	0.00%	0	0.0000	0.000000
	24 Months or more	18	126,819,797.53	57.11%	3	5.7665	1.157638
	Totals	40	222,053,430.57	100.00%	3	5.8148	1.327578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
8	440000084	LO	West Chester	OH	Actual/360	5.990%	83,187.52	48,768.98	0.00	N/A	03/01/22	--	16,127,689.11	16,078,920.13	11/01/21
9	814100009	RT	San Jose	CA	Actual/360	5.840%	85,556.58	17,013,019.13	0.00	N/A	02/01/22	--	17,013,019.13	0.00	11/01/21
10	814100010	RT	Union City	CA	Actual/360	5.880%	86,087.39	17,002,117.25	0.00	N/A	01/01/22	--	17,002,117.25	0.00	11/01/21
11	416000043	RT	Various	Various	Actual/360	6.000%	61,921.26	46,787.00	0.00	N/A	04/01/22	--	11,984,759.65	11,937,972.65	11/01/21
11A	208141043				Actual/360	6.000%	2,719.42	2,054.77	0.00	N/A	04/01/22	--	526,340.02	524,285.25	11/01/21
11B	208141143				Actual/360	6.000%	10,243.61	7,739.95	0.00	N/A	04/01/22	--	1,982,633.81	1,974,893.86	11/01/21
12	440000088	RT	Chicago	IL	Actual/360	5.650%	84,298.08	28,262.90	0.00	N/A	04/01/22	--	17,326,468.53	17,298,205.63	11/01/21
15	440000083	OF	Beachwood	OH	Actual/360	5.482%	59,757.12	25,241.91	0.00	N/A	03/01/22	--	12,658,768.80	12,633,526.89	03/01/21
16	814100016	MH	Various	Various	Actual/360	6.250%	62,694.19	36,397.57	0.00	N/A	02/03/22	--	11,648,984.69	11,612,587.12	11/03/21
22	440000073	RT	Fort Worth	TX	Actual/360	5.850%	56,050.83	11,126,715.12	0.00	N/A	01/01/22	--	11,126,715.12	0.00	11/01/21
24	440000078	RT	East Brunswick	NJ	Actual/360	5.600%	49,696.83	10,305,793.60	0.00	N/A	02/01/22	--	10,305,793.60	0.00	11/01/21
25	814100025	LO	Various	Various	Actual/360	6.040%	49,180.42	28,429.43	0.00	N/A	03/01/22	--	9,455,753.30	9,427,323.87	11/01/21
27	440000082	RT	Doraville	GA	Actual/360	5.850%	43,397.09	26,470.89	0.00	N/A	03/01/22	--	8,614,806.07	8,588,335.18	11/01/21
29	440000063	SS	Fort Worth	TX	Actual/360	5.900%	45,294.58	16,984.75	0.00	N/A	12/01/21	--	8,915,280.07	8,898,295.32	10/01/21
31	440000085	LO	Hobbs	NM	Actual/360	5.980%	35,933.94	38,097.30	0.00	N/A	03/01/22	--	6,978,217.61	6,940,120.31	05/01/21
34	814100034	OF	Upper Marlboro	MD	Actual/360	6.020%	41,550.52	13,726.48	0.00	N/A	12/01/21	--	8,015,317.85	8,001,591.37	11/01/21
35	860913458	MU	Miami Beach	FL	Actual/360	5.450%	36,402.52	15,545.82	0.00	N/A	03/01/22	--	7,756,677.92	7,741,132.10	11/01/21
37	814100037	RT	Santa Monica	CA	Actual/360	6.080%	40,440.63	14,285.04	0.00	N/A	12/01/21	--	7,724,228.36	7,709,943.32	11/01/21
38	814100038	MF	Saline	MI	Actual/360	5.440%	31,759.56	21,812.65	0.00	N/A	12/01/21	--	6,779,791.62	6,757,978.97	11/01/21
39	440000079	LO	Odessa	TX	Actual/360	6.130%	31,776.95	30,482.84	0.00	N/A	03/01/22	--	6,019,945.39	5,989,462.55	08/01/21
40	440000089	RT	Carrollton	TX	Actual/360	5.396%	31,350.68	13,551.81	0.00	N/A	04/01/22	--	6,747,078.52	6,733,526.71	11/01/21
43	814100043	LO	Kendall	FL	Actual/360	5.325%	26,941.32	19,879.92	0.00	N/A	03/01/22	--	5,875,434.62	5,855,554.70	11/01/21
44	440000070	OF	Chula Vista	CA	Actual/360	6.097%	34,019.27	11,870.16	0.00	N/A	01/01/22	--	6,479,620.58	6,467,750.42	11/01/21
47	440000075	LO	Hammond	LA	Actual/360	6.280%	30,716.85	5,680,123.64	0.00	N/A	01/01/22	--	5,680,123.64	0.00	11/01/21
49	440000087	RT	San Diego	CA	Actual/360	5.126%	25,479.94	12,093.91	0.00	N/A	04/01/22	--	5,772,456.60	5,760,362.69	11/01/21
50	814100050	RT	Tifton	GA	Actual/360	5.730%	27,598.71	10,716.82	0.00	N/A	03/01/22	--	5,593,388.12	5,582,671.30	11/01/21
51	416000038	RT	Various	Various	Actual/360	5.580%	26,759.24	10,932.21	0.00	N/A	03/01/22	--	5,569,039.73	5,558,107.52	11/01/21
53	310911089	OF	Sacramento	CA	Actual/360	5.300%	22,269.37	16,873.71	0.00	N/A	08/01/21	--	4,879,472.26	4,862,598.55	07/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	814100055	RT	Roswell	GA	Actual/360	5.950%	14,726.16	5,310.85	0.00	N/A	03/01/22	--	2,874,175.54	2,868,864.69	11/01/21
56	814100056	RT	Smyrna	GA	Actual/360	5.950%	12,271.80	4,425.71	0.00	N/A	03/01/22	--	2,395,145.93	2,390,720.22	11/01/21
57	310912856	SS	Sacramento	CA	Actual/360	6.170%	24,905.17	14,378.81	0.00	N/A	11/01/21	--	4,687,541.20	4,673,162.39	10/01/21
58	814100058	RT	Miami	FL	Actual/360	6.030%	25,490.96	9,094.18	0.00	N/A	01/06/22	--	4,909,187.38	4,900,093.20	11/06/21
59	440000071	RT	Irving	TX	Actual/360	5.880%	21,685.95	4,282,938.70	0.00	N/A	01/01/22	--	4,282,938.70	0.00	11/01/21
62	440000064	SS	Mesquite	TX	Actual/360	5.900%	13,049.15	4,893.23	0.00	N/A	12/01/21	--	2,568,449.45	2,563,556.22	11/01/21
63	440000065	SS	Bedford	TX	Actual/360	5.900%	7,009.87	2,628.60	0.00	N/A	12/01/21	--	1,379,745.37	1,377,116.77	11/01/21
66	440000072	RT	Seagoville	TX	Actual/360	5.850%	18,398.36	3,652,280.42	0.00	N/A	01/01/22	--	3,652,280.42	0.00	11/01/21
67	440000074	RT	Garland	TX	Actual/360	5.900%	10,803.77	2,126,493.18	0.00	N/A	01/01/22	--	2,126,493.18	0.00	11/01/21
68	440000076	RT	Graham	TX	Actual/360	5.900%	6,914.41	1,360,956.06	0.00	N/A	01/01/22	--	1,360,956.06	0.00	11/01/21
69	814100069	MF	Mesa	AZ	Actual/360	6.050%	17,801.77	3,417,028.80	0.00	N/A	01/01/22	--	3,417,028.80	0.00	11/01/21
72	814100072	IN	Virginia Beach	VA	Actual/360	5.800%	16,160.16	3,235,628.05	0.00	N/A	01/09/22	--	3,235,628.05	0.00	11/09/21
73	440000077	SS	Frisco	TX	Actual/360	5.650%	14,817.31	3,045,521.73	0.00	N/A	11/01/21	--	3,045,521.73	0.00	11/01/21
74	416000041	RT	Monroeville	PA	Actual/360	5.385%	13,520.55	5,904.06	0.00	N/A	03/01/22	--	2,915,743.56	2,909,839.50	11/01/21
76	416000039	RT	Canton Township	MI	Actual/360	6.150%	13,191.15	7,394.15	0.00	N/A	03/01/22	--	2,490,854.13	2,483,459.98	11/01/21
77	410913472	RT	Troy	MI	Actual/360	6.450%	12,300.96	2,214,727.07	0.00	N/A	12/01/21	--	2,214,727.07	0.00	11/01/21
78	814100078	SS	Eastpointe	MI	Actual/360	6.000%	10,978.22	6,417.92	0.00	N/A	03/01/22	--	2,124,816.98	2,118,399.06	11/01/21
79	814100079	IN	Irving	TX	Actual/360	5.530%	10,262.21	4,264.44	0.00	N/A	03/01/22	--	2,155,045.34	2,150,780.90	11/01/21
80	416000042	MF	Humble	TX	Actual/360	5.700%	9,448.30	6,016.08	0.00	N/A	03/01/22	--	1,924,950.75	1,918,934.67	11/01/21
82	814100082	SS	Fort Worth	TX	Actual/360	5.820%	8,455.35	5,161.53	0.00	N/A	04/01/22	--	1,687,133.41	1,681,971.88	11/01/21
83	814100083	MH	Fort Worth	TX	Actual/360	6.060%	8,686.26	5,083.19	0.00	N/A	01/01/22	--	1,664,566.30	1,659,483.11	11/01/21
84	814100084	SS	Memphis	TN	Actual/360	5.820%	7,054.16	7,773.64	0.00	N/A	03/01/22	--	1,407,548.68	1,399,775.04	11/01/21
85	410912437	SS	Murfreesboro	TN	Actual/360	5.950%	8,525.61	1,663,984.03	0.00	N/A	11/01/21	--	1,663,984.03	0.00	11/01/21
86	410913294	MH	Van Buren Township	MI	Actual/360	6.100%	8,370.06	2,871.14	0.00	N/A	03/01/22	--	1,593,454.33	1,590,583.19	11/01/21
87	814100087	MH	Fort Wayne	IN	Actual/360	5.730%	5,790.98	3,627.50	0.00	N/A	04/01/22	--	1,173,649.98	1,170,022.48	11/01/21
89	814100089	MH	Binghamton	NY	Actual/360	6.130%	6,671.04	2,265.59	0.00	N/A	03/01/22	--	1,263,786.45	1,261,520.86	11/01/21
Totals							1,550,374.11	86,721,844.22	0.00				308,775,274.79	222,053,430.57

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
8	912,202.00	890,896.50	01/01/21	06/30/21	11/12/21	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1,475,597.84	1,592,552.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,079,365.23	1,537,160.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	450,560.81	0.00	--	--	08/11/21	1,359,089.18	25,177.35	77,923.18	655,954.59	223,882.47	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,229,075.61	682,067.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,565,913.00	1,048,837.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,167,782.60	678,679.49	01/01/21	06/30/21	--	0.00	0.00	62,125.79	62,125.79	0.00	0.00
31	0.00	204,925.00	01/01/21	06/30/21	06/11/21	0.00	0.00	443,464.36	443,464.36	0.00	0.00
34	1,220,317.08	603,265.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,297,449.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	579,931.00	53,550.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	780,267.00	189,918.72	01/01/21	06/30/21	--	0.00	0.00	186,470.10	186,470.10	0.00	0.00
40	781,210.08	368,708.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	(161,935.45)	212,645.55	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,010,489.19	771,292.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	752,370.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	804,862.73	571,593.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	867,386.00	461,578.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	588,438.07	399,131.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	298,807.07	110,881.53	01/01/21	06/30/21	10/12/21	0.00	0.00	39,029.63	156,237.13	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	898,254.06	842,481.46	01/01/21	09/30/21	--	0.00	0.00	39,203.25	39,203.25	0.00	0.00
58	843,401.97	500,651.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	662,835.70	133,781.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	389,469.74	262,201.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	192,490.37	139,436.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	396,763.77	125,554.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	340,167.20	197,393.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	298,635.64	141,598.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1,527,158.05	1,233,009.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	458,384.04	425,259.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	426,714.82	319,377.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	611,286.77	348,605.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	376,447.89	282,082.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	466,722.06	427,336.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
86	399,159.53	291,470.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
87	216,939.00	147,197.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	26,204,920.37	16,195,122.98				1,359,089.18	25,177.35	848,216.31	1,543,455.22	223,882.47	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9	814100009	16,980,715.16	Payoff Prior to Maturity	0.00	0.00
10	814100010	16,969,833.17	Payoff Prior to Maturity	0.00	0.00
22	440000073	11,105,483.69	Payoff Prior to Maturity	0.00	0.00
24	440000078	10,285,452.79	Payoff Prior to Maturity	0.00	0.00
47	440000075	5,663,210.69	Payoff Prior to Maturity	0.00	0.00
59	440000071	4,269,590.42	Payoff Prior to Maturity	0.00	0.00
66	440000072	3,645,311.32	Payoff Prior to Maturity	0.00	0.00
67	440000074	2,122,468.54	Payoff Prior to Maturity	0.00	0.00
68	440000076	1,358,380.29	Payoff Prior to Maturity	0.00	0.00
69	814100069	3,410,719.81	Payoff Prior to Maturity	0.00	0.00
72	814100072	3,229,403.58	Payoff Prior to Maturity	0.00	0.00
77	410913472	2,208,209.62	Payoff Prior to Maturity	0.00	0.00
Totals		81,248,779.08		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	1	12,633,526.89	0	0.00	1	12,633,526.89	0	0.00	0	0.00	12	81,248,779.08	5.814810%	5.722445%	3
10/18/21	0	0.00	0	0.00	2	19,636,986.41	0	0.00	1	12,658,768.80	0	0.00	0	0.00	3	20,430,104.53	5.830889%	5.750990%	4
09/17/21	0	0.00	0	0.00	3	25,754,387.37	0	0.00	1	12,685,814.80	2	13,068,572.57	0	0.00	3	12,900,653.12	5.814029%	5.739748%	5
08/17/21	0	0.00	0	0.00	3	25,847,243.78	0	0.00	1	12,710,811.03	0	0.00	0	0.00	2	15,846,862.02	5.825077%	5.755876%	6
07/16/21	0	0.00	0	0.00	3	25,939,631.25	0	0.00	1	12,735,689.82	0	0.00	0	0.00	3	40,118,553.30	5.793881%	5.726434%	7
06/17/21	0	0.00	1	12,762,386.02	2	13,273,319.29	0	0.00	1	12,762,386.02	0	0.00	0	0.00	1	63,827,205.02	5.745220%	5.683768%	7
05/17/21	1	12,787,022.49	0	0.00	2	13,340,118.90	0	0.00	1	12,787,022.49	0	0.00	0	0.00	4	64,060,824.05	5.696965%	5.640399%	7
04/16/21	0	0.00	1	7,206,225.14	1	6,202,588.88	0	0.00	1	12,813,485.25	1	16,423,095.77	0	0.00	1	5,823,553.71	5.649130%	5.595797%	8
03/17/21	1	7,242,959.16	1	6,231,952.62	1	16,470,098.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.613023%	5.561772%	8
02/18/21	1	6,264,345.40	0	0.00	1	16,525,066.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.613159%	5.561892%	9
01/15/21	0	0.00	0	0.00	1	16,571,546.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.613277%	5.561995%	10
12/17/20	0	0.00	2	22,940,059.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.613394%	5.562097%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
15	440000083	03/01/21	7	6	77,923.18	655,954.59	2,398,398.09		12,837,881.63	01/28/19	7			03/10/21
29	440000063	10/01/21	0	B	62,125.79	62,125.79	0.00		8,915,280.07
53	310911089	07/01/21	3	5	39,029.63	156,237.13	11,900.00		4,930,346.02	09/01/21	13
57	310912856	10/01/21	0	5	39,203.25	39,203.25	0.00		4,687,541.20
Totals					218,281.85	913,520.76	2,410,298.09		31,371,048.92
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		9,535,761	0	9,535,761		0
0 - 6 Months		212,517,670	199,884,143	0		12,633,527
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	222,053,431	199,884,143	0	0	4,862,599	12,633,527
Oct-21	308,775,275	284,258,816	0	0	11,857,690	12,658,769
Sep-21	346,571,921	315,920,546	0	0	17,965,560	12,685,815
Aug-21	360,352,659	329,591,711	0	0	18,050,137	12,710,811
Jul-21	377,087,943	351,148,312	0	0	13,203,941	12,735,690
Jun-21	444,079,764	418,044,059	0	0	13,273,319	12,762,386
May-21	518,983,078	492,855,937	0	0	13,340,119	12,787,022
Apr-21	584,478,110	571,069,296	0	7,206,225	6,202,589	0
Mar-21	636,467,652	606,522,642	7,242,959	6,231,953	16,470,099	0
Feb-21	638,167,375	615,377,963	6,264,345	0	16,525,067	0
Jan-21	639,565,565	622,994,018	0	0	16,571,546	0
Dec-20	640,956,964	618,016,905	0	22,940,059	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	440000084	16,078,920.13	16,078,920.13	29,500,000.00	10/08/21	1,796,559.24	0.56260	06/30/21	03/01/22	183
15	440000083	12,633,526.89	12,837,881.63	15,700,000.00	05/21/21	450,560.81	0.44170	06/30/21	03/01/22	243
31	440000085	6,940,120.31	7,168,104.92	13,500,000.00	05/20/21	413,246.55	0.23060	06/30/21	03/01/22	123
39	440000079	5,989,462.55	6,081,451.33	13,500,000.00	05/21/19	382,985.26	0.50840	06/30/21	03/01/22	123
53	310911089	4,862,598.55	4,930,346.02	7,300,000.00	10/05/21	223,600.88	0.47210	06/30/21	08/01/21	176
Totals		46,504,628.43	47,096,704.03	79,500,000.00		3,266,952.74

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	440000084	LO	OH	05/22/20	1

15	440000083	OF	OH	01/28/19	7

31	440000085	LO	NM	09/29/20	11

39	440000079	LO	TX	11/30/20	1

53	310911089	OF	CA	09/01/21	13

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	440000084	0.00	5.99000%	0.00	5.99000%	10	03/09/21	04/01/20	04/12/21
31	440000085	0.00	5.98000%	0.00	5.98000%	10	09/01/21	01/01/21	--
39	440000079	0.00	6.13000%	0.00	6.13000%	2	11/20/17	12/01/17	--
39	440000079	0.00	6.13000%	0.00	6.13000%	10	09/01/21	01/01/21	09/13/21
82	814100082	0.00	5.82000%	0.00	5.82000%	8	12/27/17	--	01/11/21
82	814100082	0.00	5.82000%	0.00	5.82000%	8	01/11/21	12/27/17	01/11/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	310912340 01/17/20	6,639,717.28	11,900,000.00	7,076,320.38	182,683.61	7,076,320.38	6,893,636.77	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,639,717.28	11,900,000.00	7,076,320.38	182,683.61	7,076,320.38	6,893,636.77	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	310912340	01/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	3,471.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	2,725.15	0.00	0.00	6,345.51	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	1,502.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,295.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	1,050.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,045.74	0.00	0.00	6,345.51	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		16,391.25

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27